Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other operating income and expenses
Schedule of other operating income and other operating expenses
Other operating income and Other operating expenses in the consolidated income statements include:

EUR million
	2020	2019	2018
Insurance activity	210	120	51
Income from insurance and reinsurance contracts issued	1,452	2,534	3,175
Of which:
Insurance and reinsurance premium income	1,349	2,404	3,011
Reinsurance income (note 15)	103	130	164
Expenses of insurance and reinsurance contracts	(1,242)	(2,414)	(3,124)
Of which:
Claims paid, other insurance-related expenses and net provisions for insurance contract liabilities	(1,063)	(2,183)	(2,883)
Reinsurance premiums paid	(179)	(231)	(241)
Other operating income	1,920	1,797	1,643
Non- financial services	362	379	367
Other operating income	1,558	1,418	1,276
Other operating expense	(2,342)	(2,138)	(2,000)
Non-financial services	(350)	(351)	(270)
Other operating expense:	(1,992)	(1,787)	(1,730)
Of which, credit institutions deposit guarantee fund and single resolution fund	(1,005)	(911)	(895)
	(212)	(221)	(306)